Pensions and Other Postretirement Benefits (Components of Net Periodic Benefit Cost Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total Other components of net periodic benefit cost (income)	$ (315)	$ (321)	$ (302)
Pensions [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	175	143	170
Interest cost	532	596	568
Settlement loss	2	5	3
Expected return on plan assets	(1,095)	(1,085)	(1,083)
Amortization of prior service cost	3	3	3
Amortization of net actuarial loss (gain)	242	155	200
Total Other components of net periodic benefit cost (income)	(316)	(326)	(309)
Net periodic benefit cost (income)	(141)	(183)	(139)
Other postretirement benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	2	2	2
Interest cost	6	8	9
Settlement loss	0	0	0
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss (gain)	(5)	(3)	(2)
Total Other components of net periodic benefit cost (income)	1	5	7
Net periodic benefit cost (income)	$ 3	$ 7	$ 9